Interest Expenses and Income (Tables)	12 Months Ended
Dec. 31, 2019
Interest Expenses And Income
Schedule of Interest Expenses and Income

in EUR thousands	2019 Interest expense from compounding	2019 Interest expense and the like	2018 Interest expense from compounding	2018 Interest expense and the like
Convertible bond 2017/22	32	136	30	156
EIB loan 2017	202	1,046	140	1,458
EIB loan 2019	11	457	-	-
Cutanea purchase price liability	-	650	-	-
Leasing	-	124	-	-
Other	-	53	-	-
	245	2,466	170	1,614